EQUITY - Narrative (Details) € in Millions		1 Months Ended	6 Months Ended
	May 10, 2021	Nov. 30, 2020	Jul. 02, 2021 EUR (€) shares vote	Jun. 26, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			455,853,051	454,163,561
Number of shares outstanding (in shares) | shares			455,853,051	454,163,561
Dividends declared or paid			€ 0	€ 0
Non-controlling interests recognised relating to business combination			220
Non-controlling interest			225	€ 0	€ 0
Non-controlling interest
Disclosure of classes of share capital [line items]
Non-controlling interests recognised relating to business combination			220
Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		30.80%
PT Coca-Cola Bottling Indonesia | The Coca-Cola Company | Non-controlling interest
Disclosure of classes of share capital [line items]
Non-controlling interest			€ 216
PT Coca-Cola Bottling Indonesia | Paradise Beverages (Fiji) Group
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	9.90%
PT Coca-Cola Bottling Indonesia | Samoa Breweries Limited
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests			6.10%
PT Coca-Cola Bottling Indonesia | Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	29.40%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share in issue | vote			1
Number of shares issued (in shares) | shares			1,207,541